Actuarial assumptions (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Minimum
Actuarial assumptions [Line Items]
Discount rate	[1]	2.44%	2.78%
Future salary increase rate	[2]	0.99%	2.50%
Weighted average maturity		7 years 3 months	7 years 3 months
Maximum
Actuarial assumptions [Line Items]
Discount rate	[1]	4.07%	3.40%
Future salary increase rate	[2]	5.61%	5.38%
Weighted average maturity		9 years 4 months	13 years 2 months

[1]	AA0 corporate bond yields
[2]	Average for 5 years